UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: January 31

Date of reporting period: January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

OUTFITTER FUND

ANNUAL REPORT
January 31, 2013

Outfitter Fund
Annual Report
January 31, 2013

Dear Fellow Shareholder:

Thank you for investing with us! The Fund returned 8.18% after fees for the twelve month period ended January 31, 2013. The investment strategy of the Fund seeks broad diversity in both stocks & bonds, in an effort to make money but not at the expense of exposing your invested capital to the risk of material loss. Stock markets generated good returns (S&P 500 + 16.78% with dividend re-investment assumption) and bonds produced gains as well (Barclays Aggregate Bond Index + 2.59%) .

The mix of investment between stocks, bonds, and money market cash was the biggest factor that effected Fund performance in our first year. At January 31, 2013, 56.5% of the Fund's assets were invested in equity securities, 31.4% in bonds, and 12.1% in net cash (net cash represents cash equivalents and other assets in excess of liabilities). We are grateful for deposits to the Fund throughout the year, but the lumpiness of receiving large deposits relative to the size of the Fund created days or weeks where the Fund held large percentages of cash. Un-invested cash moderated returns last year as stock and bond markets registered gains.

Distributed investment income was $0.0753 per share last year, representing a yield of 0.7% . The Fund's assets will be more fully invested in income paying stocks and bonds throughout the current twelve month period, and this should produce a higher distribution compared to last year.

Investment management fees are also an important element of shareholder return. The higher the fee and expenses the Fund pays, the lower its return will be & visa versa. When we launched the Fund, we were advised that targeting an expense ratio of 1.21% would be less than the mutual fund average, and give us a chance to recoup the high costs of operating a mutual fund. Our philosophy about fees is that they should be fair and in relationship to the expected returns of the investment strategy. With this in mind, in June of 2012 we waived 0.35% of the annual fee that was to be paid to us, taking the expense ratio below 1.00% .*

The Fund's investments in the stocks of financial services companies CBOE Holdings, Lincoln National Corp, Banco de Chile, Banco Bradesco, Royal Bank of Canada, and T Rowe Price Group contributed positively to Fund returns last year. Investments in long maturity corporate bonds issued by Microsoft & Walmart generated period losses last year.

Looking ahead, we expect individual stock and bond selection to be important in explaining the return outcome. The Fund holds stakes in stocks that offer upside to the growth of natural gas as a global fuel source (General Electric, Golar LNG, Chart Industries, Natural Gas Services Group, Westport Innovations), upside to growing global demand for agriculture (Monsanto, Dupont, Potash), and other businesses and industries where we believe we have insight.

We have no edge in predicting the future, but we do look ahead to consider the broad spectrum of possibilities. From the perspective of a long-term investor, we consider both what could go right and what could go wrong. We take a balanced view and seek to invest in a way that considers the wide range of possibilities while optimizing the ability of meeting the Fund's investment goals. We are grateful for your assets under our management.

Benjamin J. Peress

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. All returns include change in share prices, and reinvestment of any dividends and capital gains distributions. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling 1-888-450-4517. An investment in the fund is subject to investment risks, including the possible loss of the principal amount invested. The fund’s principal underwriter is Rafferty Capital Markets, LLC. *For more information on the fee waiver please see Note 4 in the Notes to Financial Statements.

2013 Annual Report 1

OUTFITTER FUND (Unaudited)

PERFORMANCE INFORMATION

January 31, 2013 NAV $10.74

TOTAL RETURNS (%) AS OF JANUARY 31, 2013.

Since
Inception(A)
Outfitter Fund	8.18%
S&P 500 Index (B)	16.78%
Barclays Aggregate Bond Index(C)	2.59%

Annual Fund Operating Expense Ratio (from Supplement to Prospectus dated 6/18/12): Gross - 1.21%, Net - 0.86%

The Annual Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund, and (b) the Annual Operating Expense Ratio was reported based on the contractual waiver of Services Agreement fees and Management Agreement fees which went effective June 18, 2012. For information regarding the contractual waiver of the Services Agreement fees and Management Agreement fees, please see Note 4 in the Notes to the Financial Statements.

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Outfitter Fund was February 1, 2012.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C)The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-450-4517.

2013 Annual Report 2

OUTFITTER FUND

                                                   OUTFITTER FUND
                                                    by Security Type
                                           (as a percentage of Net Assets)
                                                            (Unaudited)

           * Net Cash represents cash equivalents and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Outfitter Financial Corp., the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.outfitterfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-450-4517). This information is also available on the SEC’s website at http://www.sec.gov.

2013 Annual Report 3

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs, consisting of management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2012 to
	August 1, 2012	January 31, 2013	January 31, 2013

Actual	$1,000.00	$1,061.65	$4.37

Hypothetical	$1,000.00	$1,020.97	$4.28
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2013 Annual Report 4

Outfitter Fund

		Schedule of Investments
		January 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS

Consumer Discretionary
7,500	Gannett Co., Inc.	$147,225
5,000	Target Corporation	302,050
Total for Consumer Discretionary		449,275	3.10%

Consumer Staples
2,400	Cia Brasileira de Distribuicao Grupo Pao de Acucar **	114,576
4,000	The Procter & Gamble Company	300,640
7,000	Unilever N.V. **	283,360
Total for Consumer Staples		698,576	4.82%

Energy
4,000	Golar LNG Limited (Bermuda)	164,200
1,400	Hess Corporation	94,024
6,000	Natural Gas Services Group, Inc. *	109,140
3,000	Schlumberger Limited	234,150
10,000	Synergy Resources Corporation *	62,000
Total for Energy		663,514	4.58%

Financials
4,800	Banco Bradesco S.A. **	88,224
1,000	Banco de Chile **	99,450
2,800	Berkshire Hathaway Inc. Class B *	271,404
8,500	CBOE Holdings, Inc.	287,980
6,900	Lincoln National Corporation	199,962
7,000	Republic Bancorp, Inc. Class A	157,290
2,700	Royal Bank of Canada (Canada)	168,291
2,800	T. Rowe Price Group, Inc.	199,948
Total for Financials		1,472,549	10.16%

Health Care
9,000	Accuray Incorporated *	45,990
17,000	Bacterin International Holdings, Inc. *	23,120
1,500	Biogen Idec Inc. *	234,120
2,000	Genomic Health, Inc. *	56,100
4,000	Merck & Co., Inc.	173,000
3,500	Myriad Genetics, Inc. *	94,710
7,000	NxStage Medical, Inc. *	81,900
Total for Health Care		708,940	4.89%

Industrials
2,500	Chart Industries, Inc. *	165,475
1,700	FedEx Corporation	172,465
1,500	General Dynamics Corporation	99,450
18,000	General Electric Company	401,040
5,000	MYR Group Inc. *	112,250
8,000	Pike Electric Corporation *	83,200
2,700	Westport Innovations Inc. *	74,142
Total for Industrials		1,108,022	7.65%

Information Technology
7,000	Applied Materials, Inc.	90,370
2,900	comScore, Inc. *	42,717
12,000	KVH Industries, Inc. *	174,720
2,200	Red Hat, Inc. *	122,232
6,700	Texas Instruments Incorporated	221,636
Total for Information Technology		651,675	4.50%

* Non-Income Producing Securities. ** ADR - American Depository Receipt. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 5

Outfitter Fund

		Schedule of Investments
		January 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Materials
7,400	E.I. du Pont de Nemours and Company	$351,130
2,700	Monsanto Company	273,645
6,700	Potash Corporation of Saskatchewan Inc. (Canada)	284,750
2,300	The Valspar Corporation	152,444
Materials		1,061,969	7.33%

Telecommunication Services
2,500	Consolidated Communications Holdings, Inc.	43,025
7,000	Verizon Communications Inc.	305,270
Total for Telecommunication Services		348,295	2.40%

Utilities
5,000	Dominion Resources, Inc.	270,550
Total for Utilities		270,550	1.87%

Total for Common Stocks (Cost $6,899,271)		7,433,365	51.30%

CORPORATE BONDS
224,000	Belo Corp. 7.25% 9/15/2027	229,040
250,000	Bill Barrett Corporation 7.625% 10/1/2019	263,125
300,000	Citigroup Inc. 5.5% 2/15/2017	333,767
354,000	Expedia, Inc. 5.95% 8/15/2020	390,143
250,000	Ford Motor Credit Company LLC 4.25% 2/3/2017	266,514
70,000	Gannett Co., Inc. 6.375% 9/1/2015	76,825
237,000	Gannett Co., Inc. 7.125% 9/1/2018	258,330
90,000	Gannett Co., Inc. 9.375% 11/15/2017	98,775
325,000	General Electric Cap Corp. 5.3% 2/11/2021	369,598
250,000	Goldman Sachs 3.625% 2/7/2016	264,616
300,000	Hewlett-Packard Company 3.30% 12/9/2016	308,694
300,000	Microsoft Corp 4.5% 10/1/2040	324,207
250,000	The NASDAQ OMX Group, Inc. 4% 1/15/2015	261,250
64,000	The New York Times Company 5% 3/15/2015	67,840
175,000	Tyson Foods, Inc. 4.5% 6/15/2022	188,198
300,000	Wal-Mart Stores, Inc. 5.25% 9/1/2035	355,195
Total for Corporate Bonds (Cost $4,059,957)		4,056,117	27.99%

EXCHANGE TRADED FUNDS
7,000	Vanguard Total Stock Market Index Fund ETF	540,750
Total for Exchange Traded Funds (Cost $523,889)		540,750	3.73%

REAL ESTATE INVESTMENT TRUSTS
10,000	Two Harbors Investment Corp.	124,200
3,000	Washington Real Estate Investment Trust	85,440
Total for Real Estate Investment Trusts (Cost $195,355)		209,640	1.45%

MUNICIPAL BONDS
30,000	Cook County Illinois School District No.035 Refunding	34,535
	Taxable Series A 5.125% 12/1/2020
100,000	Fort Lauderdale Florida Special Obligation Pension Funding	99,931
	Taxable Bonds 3.574% 1/1/2023
150,000	Maryland State Economic Development Corporation Refunding	151,539
	Aviation Administration Taxable Bonds 2.5% 6/1/2021
60,000	Massachusetts State Housing Finance Agency Taxable	64,702
	Series D 4.782% 12/1/2020
60,000	North Carolina Housing Finance Agency Refunding Taxable	62,255
	Series 33 3.363% 1/1/2022

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 6

Outfitter Fund

		Schedule of Investments
		January 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
MUNICIPAL BONDS

40,000	Oakland California Pension Obligation Taxable Bonds	$23,899
	0.0% 12/15/2022 * ***
50,000	Virginia State Housing Development Authority Taxable Rental	53,342
	Housing Series E 3.754% 3/1/2021
Total for Municipal Bonds (Cost $492,721)		490,203	3.38%

MONEY MARKET FUNDS
824,134	Fidelity Money Market Portfolio Select Class 0.16% ****	824,134
824,135	Invesco Short Term Investment Liquid Asset
	Institutional Class 0.15% ****	824,135
Total for Money Market Funds (Cost $1,648,269)		1,648,269	11.37%
Total Investment Securities		14,378,344	99.22%
	(Cost $13,819,462)
Other Assets In Excess of Liabilities		112,735	0.78%
Net Assets		$14,491,079	100.00%

* Non-Income Producing Securities.
*** Zero coupon bond; Interest rate reflects effective yield on the date of pur-
chase.
**** Variable Rate Security; The Yield Rate shown represents the 7-day yield at January 31, 2013.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 7

Outfitter Fund

Statement of Assets and Liabilities
January 31, 2013

Assets:
Investment Securities at Fair Value	$14,378,344
(Cost $13,819,462)
Cash	100
Interest Receivable	76,840
Dividends Receivable	12,083
Receivable for Shareholder Purchases	85,900
Total Assets	14,553,267
Liabilities:
Payable for Securities Purchased	52,294
Due to Advisor	9,894
Total Liabilities	62,188
Net Assets	$14,491,079

Net Assets Consist of:
Paid In Capital	$13,955,546
Accumulated Undistributed Net Investment Income	12,410
Accumulated Realized Gain/(Loss) on Investments - Net	(35,759)
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	558,882
Net Assets, for 1,349,298 Shares Outstanding	$14,491,079
(Unlimited shares authorized, without par value)
Net Asset Value and Offering Price Per Share
($14,491,079/1,349,298 shares)	$10.74
Redemption Price ($10.74 x 0.98) (Note 2)	$10.53

Statement of Operations
For the period February 1, 2012* through January 31, 2013

Investment Income:
Dividends (Net of foreign withholding taxes and fees of $1,193)	$90,502
Interest	59,438
Total Investment Income	149,940
Expenses:
Management Fees (Note 4)	55,226
Service Fees (Note 4)	13,952
Total Expenses	69,178
Less: Expenses Waived (Note 4)	(18,745)
Net Expenses	50,433

Net Investment Income/(Loss)	99,507

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	(35,759)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	558,882
Net Realized and Unrealized Gain/(Loss) on Investments	523,123

Net Increase/(Decrease) in Net Assets from Operations	$622,630

* The Fund commenced operations on February 1, 2012. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 8

Outfitter Fund

Statement of Changes in Net Assets
2/1/2012*
to
1/31/2013
From Operations:
Net Investment Income/(Loss)	$99,507
Net Realized Gain/(Loss) on Investments	(35,759)
Change in Net Unrealized Appreciation/(Depreciation)	558,882
Increase/(Decrease) in Net Assets from Operations	622,630
From Distributions to Shareholders:
Net Investment Income	(87,097)
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	(87,097)
From Capital Share Transactions:
Proceeds From Sale of Shares	13,925,894
Proceeds From Redemption Fees (Note 2)	293
Shares Issued on Reinvestment of Dividends	85,796
Cost of Shares Redeemed	(56,437)
Net Increase/(Decrease) from Shareholder Activity	13,955,546
Net Increase/(Decrease) in Net Assets	14,491,079
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated Net Investment
Income of $12,410)	$14,491,079
Share Transactions:
Issued	1,346,360
Reinvested	8,298
Redeemed	(5,360)
Net Increase in Shares	1,349,298
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	1,349,298

* The Fund commenced operations on February 1, 2012. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 9

Outfitter Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	2/1/2012*
to
1/31/2013
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income/(Loss) (a)	0.18
Net Gain/(Loss) on Securities
(Realized and Unrealized) (d)	0.64
Total from Investment Operations	0.82
Distributions (From Net Investment Income)	(0.08)
Distributions (From Realized Capital Gains)	-
Total Distributions	(0.08)
Proceeds from Redemption Fee (Note 2)	- +
Net Asset Value -
End of Period	$10.74
Total Return(b)	8.18%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$14,491
Before Waiver
Ratio of Expenses to Average Net Assets (c)	1.19%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	1.39%
After Waiver
Ratio of Expenses to Average Net Assets (c)	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	1.71%
Portfolio Turnover Rate	14.65%

* Commencement of Operations.
+ Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(c) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(d) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 10

NOTES TO FINANCIAL STATEMENTS
OUTFITTER FUND
January 31, 2013

1.) ORGANIZATION:
Outfitter Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on December 16, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of January 31, 2013, there were nine series authorized by the Trust. The Fund commenced operations on February 1, 2012. The investment advisor to the Fund is Outfitter Financial Corp. (the “Advisor”). The Fund seeks long-term capital appreciation as its primary objective, and investment income as the secondary objective.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period February 1, 2012 through January 31, 2013, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the period February 1, 2012 through January 31, 2013, proceeds from redemption fees amounted to $293.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2013 Annual Report 11

Notes to Financial Statements - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

ORGANIZATIONAL & OFFERING EXPENSES:
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Fund.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including common stocks, exchange traded funds and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price

2013 Annual Report 12

Notes to Financial Statements - continued

on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities (including corporate bonds and municipal bonds). Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,433,365	$ 0	$0	$ 7,433,365
Corporate Bonds	0	4,056,117	0	4,056,117
Exchange Traded Funds	540,750	0	0	540,750
Real Estate Investment Trusts	209,640	0	0	209,640
Municipal Bonds	0	490,203	0	490,203
Money Market Funds	1,648,269	0	0	1,648,269
Total	$9,832,024	$4,546,320	$0	$14,378,344

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the period February 1, 2012 through January 31, 2013. There were no transfers into or out of the levels during the period February 1, 2012 through January 31, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the period February 1, 2012 through January 31, 2013.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Advisor, at

2013 Annual Report 13

Notes to Financial Statements - continued

its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services the Advisor receives an investment management fee equal to 0.95% of the average daily net assets of the Fund.

Under the Services Agreement the Advisor receives an additional fee of 0.24% and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, and extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers.

Effective June 18, 2012 through May 31, 2013, the Advisor has contractually agreed to waive Services Agreement fees and Management Agreement fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses) at 0.84% of its average daily net assets for that period. The Advisor may not terminate this arrangement before May 31, 2013.

For the period February 1, 2012 through January 31, 2013, the Advisor earned management fees totaling $55,226 and service fees totaling $13,952. For the same period the Advisor waived Services Agreement fees and Management Agreement fees totaling $18,745. As a result of the advisory fees and services fees, net of the waiver noted above, as of January 31, 2013, the Fund owed the Advisor $9,894.

5.) RELATED PARTY TRANSACTIONS:
A control person, Jeffrey R. Provence, of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Advisor. Mr. Ross C. Provence, another Trustee of the Trust, is the father of Mr. Jeffrey R. Provence.

The Trustees who are not interested persons of the Fund were each paid a total of $1,000 in Trustee fees for the period February 1, 2012 through January 31, 2013 by the Advisor.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at January 31, 2013 was $13,955,546 representing 1,349,298 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the period February 1, 2012 through January 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $12,917,542 and $692,116, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at January 31, 2013 was $13,832,768. At January 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$701,609	($156,033)	$545,576

Differences between book basis and tax basis unrealized appreciation/(depreciation) are primarily attributable to the tax deferral of wash sales and deferred post-October losses. Post-October losses totaled $5,328.

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2013, Oppenheimer & Co. located at 125 Broad Street, 16th Floor, New York, New York, for the benefit of its clients, held, in aggregate,

2013 Annual Report 14

Notes to Financial Statements - continued

84.19% of the shares of the Fund. The Trust does not know whether the foregoing entities or any of the underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
For the period February 1, 2012 through January 31, 2013, there was a distribution from ordinary income of $0.0753 per share paid on December 26, 2012 to the shareholders of record on December 24, 2012.

Distributions paid from:

2013
Ordinary Income .	$87,097
Long-Term Capital Gain	-0-
$87,097

As of January 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)	$12,410
Undistributed long-term capital gain/(accumulated losses)	(22,453)
Unrealized appreciation/(depreciation)	545,576
$535,533

Differences between book basis and tax basis unrealized appreciation/(depreciation) are primarily attributable to the tax deferral of wash sales and deferred post-October losses. Post-October losses totaled $5,328.

11.) CAPITAL LOSS CARRYFORWARDS
As of January 31, 2013, the Fund had available for federal tax purposes unused short-term capital loss of $22,453, which may be used to offset future short-term capital gains and has no expiration. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

12.) PRINCIPAL RISKS
The Fund may invest in a variety of securities described in its prospectus, including municipal securities. With respect to investments in municipal securities, the Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities. Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of the Fund's portfolio, the greater its interest rate risk. A more fulsome discussion of the Fund's principal investment strategies and risks is contained in the Fund's prospectus, which investors may obtain free of charge by contacting the Fund.

2013 Annual Report 15

Cohen Fund Audit Services, Ltd.	216.649.1700
1350 Euclid Avenue, Ste 800	216.579.0111	fax
Cleveland, Ohio 44115

www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Outfitter Fund (a series of PFS Funds)

We have audited the accompanying statement of assets and liabilities of Outfitter Fund, a series of PFS Funds (the "Fund"), including the schedule of investments, as of January 31, 2013, and the related statements of operations, changes in net assets, and the financial highlights for the period February 1, 2012 (commencement of operations) through January 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where the reply from the broker was not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Outfitter Fund as of January 31, 2013, and the results of its operations, the changes in its net assets, and its financial highlights for the period February 1, 2012 (commencement of operations) through January 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
March 26, 2013

2013 Annual Report 16

Trustees and Officers
(Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-888-450-4517. Each Trustee serves until the Trustee sooner dies, resigns, retires, or is removed.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

				Number of	Other
			Principal	Portfolios In	Directorships
Name,	Position(s)	Term of Office	Occupation(s)	Fund	Held By
Address(1),	Held With	and Length of	During	Complex	Trustee or
and Year of Birth	the Trust	Time Served	Past 5 Years	Overseen By	Officer
Trustee

Ross C. Provence(2),	Trustee	Indefinite Term;	General Partner and Portfolio	9	Blue Chip
Year of Birth: 1938	and	Since 2000	Manager for Value Trend Capital		Investor Funds
	President		Management, LP (1995 to current).
Estate planning attorney (1963 to
current).

Jeffrey R. Provence(2),	Trustee,	Indefinite Term;	General Partner and Portfolio	9	Blue Chip
Year of Birth:1969	Secretary	Since 2000	Manager for Value Trend Capital		Investor Funds,
	and		Management, LP (1995 to current).		Sycuan Funds
	Treasurer		CEO, Premier Fund Solutions, Inc.
(2001 to current).

Julian G. Winters,	Chief	Chief	Managing Member, Watermark	N/A	N/A
Year of Birth: 1968	Compliance	Compliance	Solutions LLC (investment compli-
	Officer	Officer Since	ance and consulting) since 3/07;
		2010	previously, Vice President of
Compliance Administration, The
Nottingham Company (investment
company administrator and fund
accountant), 3/98-3/07.

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, California 92020.

(2) Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

				Number of	Other
			Principal	Portfolios In	Directorships
Name,	Position	Term of Office	Occupation(s)	Fund	Held By
Address(1),	Held With	and Length of	During	Complex	Trustee or
and Year of Birth	the Trust	Time Served	Past 5 Years	Overseen By	Officer
Trustee

Thomas H. Addis III,	Independent	Indefinite Term;	Executive Director/CEO, Southern	9	None
Year of Birth: 1945	Trustee	Since 2000	California PGA (2006 to current).

Allen C. Brown,	Independent	Indefinite Term;	Co-owner of Stebleton & Brown	9	Blue Chip
Year of Birth: 1943	Trustee	Since 2010	(1994 to Current). Estate planning		Investor Funds,
			and business attorney (1970 to cur-		Sycuan Funds
rent).

George Cossolias, CPA,	Independent	Indefinite Term;	Owner of George Cossolias &	9	Blue Chip
Year of Birth: 1935	Trustee	Since 2000	Company, CPAs (1972 to current).		Investor Funds,
			President of Lubrication Specialists,		Sycuan Funds,
			Inc. (1996 to current).		Temecula
Valley Bank

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, California 92020.

2013 Annual Report 17

Board of Trustees
Thomas H. Addis III
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence
Ross C. Provence

Investment Advisor
Outfitter Financial Corp.

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Outfitter
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

OUTFITTER FUND
1497 Chain Bridge Road
McLean, VA 22101

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that George Cossolias is an audit committee finical expert. Mr. Cossolias is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

FYE 1/31/13
Audit Fees	$12,950
Audit-Related Fees	$0
Tax Fees	$2,500
All Other Fees	$500

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC. Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 1/31/13
Registrant	$3,000
Registrant’s Investment Adviser	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ Ross C. Provence Ross C. Provence President

Date: 4/2/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence Ross C. Provence President

Date: 4/2/13

By: /s/ Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 4/2/13